UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Magellan® Fund

June 30, 2008

1.803299.104

MAG-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.2%
Johnson Controls, Inc.	2,000,000	$ 57,360
Distributors - 0.2%
Li & Fung Ltd.	20,000,000	60,278
Diversified Consumer Services - 0.0%
Hillenbrand, Inc.	500,000	10,700
Hotels, Restaurants & Leisure - 1.6%
Ctrip.com International Ltd. sponsored ADR	8,025,108	367,389
Life Time Fitness, Inc. (a)(d)	200,000	5,910
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	274,700	2,560
Royal Caribbean Cruises Ltd.	4,500,000	101,115
Starbucks Corp. (a)	8,562,616	134,776
		611,750
Household Durables - 1.3%
D.R. Horton, Inc.	3,787,100	41,090
KB Home (d)	3,088,000	52,280
Lennar Corp. Class A	9,631,376	118,851
M.D.C. Holdings, Inc.	2,000,000	78,120
Pulte Homes, Inc.	5,000,000	48,150
Ryland Group, Inc.	515,760	11,249
Toll Brothers, Inc. (a)(e)	8,000,000	149,840
		499,580
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	36,284
Leisure Equipment & Products - 0.0%
Brunswick Corp.	421,943	4,473
Media - 0.8%
Cinemark Holdings, Inc.	238,900	3,120
E.W. Scripps Co. Class A	3,738,400	155,293
Informa PLC	5,000,000	40,970
Live Nation, Inc. (a)	2,823,864	29,876
The DIRECTV Group, Inc. (a)	3,000,000	77,730
		306,989
Specialty Retail - 3.6%
Abercrombie & Fitch Co. Class A	500,000	31,340
Staples, Inc. (e)	48,309,255	1,147,345
Yamada Denki Co. Ltd.	2,509,100	178,673
		1,357,358
Textiles, Apparel & Luxury Goods - 0.9%
Asics Corp.	2,500,000	27,269
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Lululemon Athletica, Inc. (d)	674,500	$ 19,601
NIKE, Inc. Class B	3,597,000	214,417
Polo Ralph Lauren Corp. Class A	1,150,000	72,197
		333,484
TOTAL CONSUMER DISCRETIONARY		3,278,256
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	7,841,972	310,307
Sysco Corp.	3,000,000	82,530
United Natural Foods, Inc. (a)(e)	4,143,500	80,715
Wumart Stores, Inc. (H Shares)	25,000,000	22,764
		496,316
Food Products - 0.4%
Cosan Ltd. Class A	3,181,700	40,249
Cosan SA Industria e Comercio	3,000,000	51,740
Flowers Foods, Inc.	612,600	17,361
McCormick & Co., Inc. (non-vtg.)	500,000	17,830
		127,180
Household Products - 0.2%
Energizer Holdings, Inc. (a)	1,000,000	73,090
Personal Products - 0.0%
Bare Escentuals, Inc. (a)(d)	76,400	1,431
TOTAL CONSUMER STAPLES		698,017
ENERGY - 18.1%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	500,000	62,170
Nabors Industries Ltd. (a)	1,000,000	49,230
National Oilwell Varco, Inc. (a)	2,820,700	250,253
Smith International, Inc.	557,200	46,326
Transocean, Inc. (a)	285,420	43,495
		451,474
Oil, Gas & Consumable Fuels - 16.9%
Apache Corp.	3,967,910	551,539
Arch Coal, Inc.	6,552,533	491,637
Canadian Natural Resources Ltd.	15,909,300	1,573,840
Chesapeake Energy Corp.	3,000,000	197,880
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	7,500,000	$ 273,750
Energy Transfer Equity LP	1,000,000	28,990
Enterprise Products Partners LP	700,000	20,678
EOG Resources, Inc.	1,727,200	226,609
Hess Corp.	4,000,000	504,760
Marathon Oil Corp.	262,188	13,600
OAO Gazprom sponsored ADR	2,000,000	116,000
Occidental Petroleum Corp.	3,000,000	269,580
Oil Search Ltd.	8,626,797	56,242
Patriot Coal Corp. (a)	928,233	142,289
Peabody Energy Corp.	7,282,338	641,210
Petrobank Energy & Resources Ltd. (a)	3,843,100	200,572
Plains Exploration & Production Co. (a)	2,752,745	200,868
Reliance Industries Ltd.	1,000,000	48,804
Sibir Energy PLC	3,000,000	48,482
Suncor Energy, Inc.	5,606,800	325,622
Teekay Corp.	340,000	15,361
Valero Energy Corp.	5,510,104	226,906
Westernzagros Resources Ltd. (a)	1,000,000	2,923
XTO Energy, Inc.	2,000,000	137,020
		6,315,162
TOTAL ENERGY		6,766,636
FINANCIALS - 9.8%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	1,879,200	71,090
Charles Schwab Corp.	3,000,000	61,620
Evercore Partners, Inc. Class A	87,600	832
Franklin Resources, Inc.	2,110,800	193,455
GLG Partners, Inc.	949,950	7,410
Goldman Sachs Group, Inc.	3,000,000	524,700
Lehman Brothers Holdings, Inc.	7,000,000	138,670
Merriman Curhan Ford Group, Inc. (a)	105,086	137
Morgan Stanley	6,500,000	234,455
T. Rowe Price Group, Inc.	2,500,000	141,175
		1,373,544
Commercial Banks - 1.0%
Banco do Brasil SA	1,301,000	21,172
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	5,280
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)(d)	1,212,400	$ 58,329
Wachovia Corp.	18,436,700	286,322
		371,103
Consumer Finance - 0.4%
SLM Corp. (a)	7,000,000	135,450
Diversified Financial Services - 0.5%
Bovespa Holding SA	526,000	7,059
CIT Group, Inc.	2,358,398	16,061
Hyde Park Acquisition Corp. unit (a)	200,000	1,930
JPMorgan Chase & Co.	4,500,000	154,395
MSCI, Inc. Class A	103,600	3,760
		183,205
Insurance - 3.8%
ACE Ltd.	1,270,860	70,012
AMBAC Financial Group, Inc. (d)	5,000,000	6,700
American International Group, Inc.	32,694,570	865,098
Berkshire Hathaway, Inc. Class A (a)	557	67,258
Endurance Specialty Holdings Ltd.	555,800	17,113
Everest Re Group Ltd.	700,000	55,797
MBIA, Inc. (d)	6,875,000	30,181
MetLife, Inc.	3,000,000	158,310
Principal Financial Group, Inc.	2,000,000	83,940
Willis Group Holdings Ltd.	2,000,000	62,740
		1,417,149
Real Estate Investment Trusts - 0.3%
Developers Diversified Realty Corp.	2,604,700	90,409
General Growth Properties, Inc.	224,200	7,854
Kimco Realty Corp.	679,800	23,467
		121,730
Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp.	3,320	14
Washington Mutual, Inc.	12,285,714	60,569
		60,583
TOTAL FINANCIALS		3,662,764
HEALTH CARE - 11.7%
Biotechnology - 3.8%
Biogen Idec, Inc. (a)	3,398,510	189,943
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,000,000	$ 63,870
Cephalon, Inc. (a)	1,521,130	101,444
CSL Ltd.	2,000,000	68,455
Genentech, Inc. (a)	3,434,000	260,641
Gilead Sciences, Inc. (a)	11,479,396	607,834
OSI Pharmaceuticals, Inc. (a)(e)	3,198,900	132,179
		1,424,366
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	3,481,600	283,054
C.R. Bard, Inc.	1,869,300	164,405
Covidien Ltd.	1,000,000	47,890
Gen-Probe, Inc. (a)	500,000	23,740
Greatbatch, Inc. (a)(e)	2,181,700	37,743
Hill-Rom Holdings, Inc.	500,000	13,490
Integra LifeSciences Holdings Corp. (a)	500,000	22,240
Mentor Corp. (d)(e)	3,094,971	86,102
Mindray Medical International Ltd. sponsored ADR	51,400	1,918
		680,582
Health Care Providers & Services - 1.5%
Amedisys, Inc. (a)	600,000	30,252
athenahealth, Inc. (d)	966,300	29,723
Brookdale Senior Living, Inc. (d)	3,867,200	78,736
Express Scripts, Inc. (a)	1,000,000	62,720
Henry Schein, Inc. (a)	1,000,000	51,570
LHC Group, Inc. (a)	500,000	11,625
Medco Health Solutions, Inc. (a)	5,150,100	243,085
Tenet Healthcare Corp. (a)	7,000,000	38,920
		546,631
Health Care Technology - 0.1%
Cerner Corp. (a)	1,189,631	53,748
Life Sciences Tools & Services - 2.3%
Affymetrix, Inc. (a)	28,700	295
Charles River Laboratories International, Inc. (a)	1,804,700	115,356
Covance, Inc. (a)	2,000,000	172,040
Pharmaceutical Product Development, Inc.	4,500,000	193,050
Thermo Fisher Scientific, Inc. (a)	2,471,500	137,737
Varian, Inc. (a)	700,000	35,742
Waters Corp. (a)	3,198,600	206,310
		860,530
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.2%
Allergan, Inc.	11,531,463	$ 600,213
Matrixx Initiatives, Inc. (a)	400,000	6,664
Medicis Pharmaceutical Corp. Class A	2,000,000	41,560
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,000,000	91,600
Wyeth	1,000,000	47,960
XenoPort, Inc. (a)	800,000	31,224
		819,221
TOTAL HEALTH CARE		4,385,078
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.0%
General Dynamics Corp.	500,000	42,100
Honeywell International, Inc.	6,795,400	341,673
Lockheed Martin Corp.	1,000,000	98,660
Raytheon Co.	2,000,000	112,560
Raytheon Co. warrants 6/16/11 (a)	204,836	3,984
Rockwell Collins, Inc.	3,000,000	143,880
		742,857
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	2,000,000	109,680
Expeditors International of Washington, Inc.	6,231,600	267,959
Forward Air Corp.	390,000	13,494
UTI Worldwide, Inc.	2,000,000	39,900
		431,033
Airlines - 0.4%
Delta Air Lines, Inc. (a)	5,101,184	29,077
JetBlue Airways Corp. (a)(d)	6,241,552	23,281
Northwest Airlines Corp. (a)	8,100,000	53,946
Southwest Airlines Co.	3,000,000	39,120
		145,424
Commercial Services & Supplies - 1.8%
American Reprographics Co. (a)	915,340	15,240
Copart, Inc. (a)	1,000,000	42,820
Equifax, Inc. (e)	8,485,262	285,275
Manpower, Inc.	913,882	53,224
Monster Worldwide, Inc. (a)(e)	7,951,938	163,889
Robert Half International, Inc.	5,124,900	122,844
		683,292
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
MYR Group, Inc. (a)(e)(f)	1,810,900	$ 29,880
Electrical Equipment - 2.4%
AMETEK, Inc.	500,000	23,610
Emerson Electric Co.	5,464,800	270,234
First Solar, Inc. (a)	500,000	136,410
Q-Cells AG (a)(d)	400,700	40,591
Renewable Energy Corp. AS (a)(d)	9,341,800	241,176
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	1,998,160	74,851
Vestas Wind Systems AS (a)	1,000,000	130,197
		917,069
Machinery - 1.6%
Danaher Corp.	3,000,000	231,900
Illinois Tool Works, Inc.	1,000,000	47,510
Mori Seiki Co. Ltd.	1,000,000	16,870
Mueller Water Products, Inc. Class B	3,304,885	28,224
SPX Corp.	1,600,000	210,768
Sulzer AG (Reg.)	400,000	50,540
Trivest 1992 Special Fund Ltd. (g)	26,600,000	0
		585,812
Marine - 0.1%
Alexander & Baldwin, Inc.	1,000,000	45,550
Road & Rail - 0.3%
Landstar System, Inc.	904,300	49,935
Localiza Rent a Car SA	4,500,000	50,524
		100,459
Trading Companies & Distributors - 0.1%
Watsco, Inc. (d)	500,000	20,900
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,738
TOTAL INDUSTRIALS		3,707,014
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 13.4%
Ciena Corp. (a)	1,024,282	23,733
Cisco Systems, Inc. (a)	18,950,300	440,784
Corning, Inc.	74,224,083	1,710,865
Foxconn International Holdings Ltd. (a)	5,000,000	4,848
Juniper Networks, Inc. (a)	12,817,200	284,285
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	9,698,885	$ 71,190
Nokia Corp. sponsored ADR	74,018,200	1,813,441
Nortel Networks Corp. (a)	50,025	410
Polycom, Inc. (a)	1,958,100	47,699
QUALCOMM, Inc.	2,000,000	88,740
Research In Motion Ltd. (a)	4,512,900	527,558
		5,013,553
Computers & Peripherals - 1.9%
EMC Corp. (a)	12,000,000	176,280
NetApp, Inc. (a)	13,040,995	282,468
Western Digital Corp. (a)	7,655,962	264,360
		723,108
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A	4,736,900	212,592
FLIR Systems, Inc. (a)(e)	8,638,800	350,476
Hon Hai Precision Industry Co. Ltd. (Foxconn)	36,000,000	177,314
Ingram Micro, Inc. Class A (a)	3,000,000	53,250
Nippon Electric Glass Co. Ltd.	7,500,000	129,774
		923,406
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	1,263,400	43,954
Google, Inc. Class A (sub. vtg.) (a)	1,501,000	790,156
VeriSign, Inc. (a)	7,700,000	291,060
WebMD Health Corp. Class A (a)(d)	95,700	2,670
		1,127,840
IT Services - 1.3%
Accenture Ltd. Class A	1,500,000	61,080
Cognizant Technology Solutions Corp. Class A (a)	8,318,596	270,438
Visa, Inc.	1,608,400	130,779
		462,297
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	40,000,000	763,600
ASML Holding NV (NY Shares)	7,695,001	187,758
Broadcom Corp. Class A (a)	4,500,000	122,805
Himax Technologies, Inc. sponsored ADR	2,000,000	10,240
Infineon Technologies AG sponsored ADR (a)	3,000,000	25,590
Lam Research Corp. (a)	499,200	18,046
O2Micro International Ltd. sponsored ADR (a)	700,000	4,655
ReneSola Ltd. sponsored ADR (a)	1,300,000	22,490
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	765,233	$ 457,019
Teradyne, Inc. (a)(e)	11,029,691	122,099
		1,734,302
Software - 1.9%
Adobe Systems, Inc. (a)	2,500,000	98,475
Concur Technologies, Inc. (a)	1,000,000	33,230
Longtop Financial Technologies Ltd. ADR	29,200	484
McAfee, Inc. (a)	2,000,000	68,060
Nintendo Co. Ltd.	100,000	55,880
Nuance Communications, Inc. (a)	2,000,000	31,340
Oracle Corp. (a)	20,395,000	428,295
		715,764
TOTAL INFORMATION TECHNOLOGY		10,700,270
MATERIALS - 7.4%
Chemicals - 4.3%
Albemarle Corp.	1,000,000	39,910
Ecolab, Inc.	1,000,000	42,990
FMC Corp.	1,000,000	77,440
Minerals Technologies, Inc.	500,000	31,795
Monsanto Co.	9,117,600	1,152,829
Praxair, Inc.	3,000,000	282,720
		1,627,684
Metals & Mining - 3.1%
Alcoa, Inc.	7,000,000	249,340
Eldorado Gold Corp. (a)	3,000,000	25,575
Goldcorp, Inc.	3,000,000	138,353
JSW Steel Ltd.	2,000,000	41,957
Kinross Gold Corp.	5,000,000	118,213
Newcrest Mining Ltd.	5,567,245	156,392
Newmont Mining Corp.	4,000,000	208,640
Nucor Corp.	1,000,000	74,670
Randgold Resources Ltd. sponsored ADR	3,012,766	139,130
		1,152,270
TOTAL MATERIALS		2,779,954
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
Embarq Corp.	333,051	$ 15,743
FairPoint Communications, Inc.	109,213	787
Telefonica SA sponsored ADR	2,500,000	198,950
		215,480
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L sponsored ADR	6,405,500	337,890
TOTAL TELECOMMUNICATION SERVICES		553,370
UTILITIES - 0.5%
Electric Utilities - 0.4%
Entergy Corp.	1,000,000	120,480
PPL Corp.	500,000	26,135
		146,615
Multi-Utilities - 0.1%
Sempra Energy	1,000,000	56,450
TOTAL UTILITIES		203,065
TOTAL COMMON STOCKS (Cost $30,531,613)		36,734,424
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.6%
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	46,900	41,337
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	338,400	13,834
Insurance - 0.4%
American International Group, Inc. Series A, 8.50%	2,666,700	159,103
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $263,823)		214,274
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	$ 9,980	$ 14,246
TOTAL CONVERTIBLE BONDS (Cost $15,918)		14,246
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 2.38% (b)	177,822,699	177,823
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	299,330,801	299,331
TOTAL MONEY MARKET FUNDS (Cost $477,154)		477,154
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $31,288,508)		37,440,098
NET OTHER ASSETS - 0.0%		(14,840)
NET ASSETS - 100%		$ 37,425,258
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,880,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,715
Fidelity Securities Lending Cash Central Fund	7,286
Total	$ 9,001
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Corning, Inc.	$ 1,953,793	$ -	$ 193,918	$ 3,711	$ -
Equifax, Inc.	292,572	-	-	339	285,275
FLIR Systems, Inc.	259,941	-	-	-	350,476
Greatbatch, Inc.	40,165	-	-	-	37,743
MBIA, Inc.	157,333	-	56,657	-	-
Mentor Corp.	79,603	-	-	619	86,102
Monster Worldwide, Inc.	144,096	53,584	-	-	163,889
MYR Group, Inc.	25,353	-	-	-	29,880
OSI Pharmaceuticals, Inc.	119,607	-	-	-	132,179
Staples, Inc.	1,068,118	-	-	-	1,147,345
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Teradyne, Inc.	$ 136,989	$ -	$ -	$ -	$ 122,099
Toll Brothers, Inc.	164,360	24,708	-	-	149,840
Town Sports International Holdings, Inc.	10,797	-	13,974	-	-
United Natural Foods, Inc.	77,525	-	-	-	80,715
Total	$ 4,530,252	$ 78,292	$ 264,549	$ 4,669	$ 2,585,543
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 37,440,098	$ 36,573,862	$ 866,236	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,353
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,527
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(29,880)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $31,321,927,000. Net unrealized appreciation aggregated $6,118,171,000, of which $9,001,067,000 related to appreciated investment securities and $2,882,896,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008